Ordinary shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands								1 Months Ended										12 Months Ended
	Dec. 11, 2015 CNY (¥) shares	Dec. 11, 2015 USD ($) shares	Mar. 02, 2015 CNY (¥) shares	Mar. 02, 2015 USD ($) shares	Jun. 30, 2014 $ / shares shares	Apr. 02, 2014 $ / shares shares	Nov. 05, 2013 $ / shares shares	Aug. 31, 2015 CNY (¥) shares	Aug. 31, 2015 USD ($) shares	Aug. 06, 2015 CNY (¥)	Apr. 30, 2015 CNY (¥) shares	Apr. 20, 2015 CNY (¥) shares	Apr. 20, 2015 USD ($) shares	Apr. 17, 2015 CNY (¥) shares	Apr. 17, 2015 USD ($) shares	Mar. 31, 2015 CNY (¥) shares	Mar. 31, 2015 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 shares	Dec. 31, 2016 $ / shares shares	Apr. 30, 2015 $ / shares	May 31, 2011 shares
Class of Stock [Line Items]
Ordinary share, shares authorized																				5,000,000,000		5,000,000,000		4,912,433,396
Ordinary share, par value per share | $ / shares																				$ 0.00001		$ 0.00001
Ordinary share, shares issued																				283,068,677		289,670,997
Preference share, shares authorized																								87,566,604
Total cash consideration given												¥ 2,527,095	$ 412,237
Restricted Share Units (RSUs) [Member]
Class of Stock [Line Items]
Total cash consideration given			¥ 985,427	$ 160,198
Number of shares granted																		3,597,722	10,369,278	10,369,278	948,600
Original convertible note issued to Tencent [Member]
Class of Stock [Line Items]
Number of Class A ordinary shares issued as early repayment of portion of outstanding debt	4,267,344	4,267,344																	4,300,000	4,300,000
Portion of outstanding debt principal repaid through issuance of Class A Ordinary shares	¥ 805,950	$ 125,000																	¥ 805,950	$ 125,000
Portion of accrued interest repaid with issuance of Class A ordinary shares	¥ 46,988	$ 7,288																	¥ 46,988	$ 7,288
Falcon View Technology ("Ganji") [Member]
Class of Stock [Line Items]
Total cash consideration given								¥ 2,799,890	$ 457,640	¥ 2,799,890		¥ 2,527,095	$ 412,237
Falcon View Technology ("Ganji") [Member] | Restricted Share Units (RSUs) [Member]
Class of Stock [Line Items]
Number of shares granted								4,449,002	4,449,002
Anjuke Inc. ("Anjuke") [Member]
Class of Stock [Line Items]
Total cash consideration given			¥ 985,427	$ 160,198														¥ 985,427
Anjuke Inc. ("Anjuke") [Member] | Restricted Share Units (RSUs) [Member]
Class of Stock [Line Items]
Number of shares granted			248,216	248,216
Follow on Offering [Member]
Class of Stock [Line Items]
Issuance of shares																		4,000,000
Ordinary shares [Member]
Class of Stock [Line Items]
Repurchase of ordinary shares from pre-IPO shareholders, shares					27,603,750
Ordinary shares [Member] | Falcon View Technology ("Ganji") [Member]
Class of Stock [Line Items]
Number of shares issued for acquisition								46,500,000	46,500,000		34,000,000	34,039,136	34,039,136
Total cash consideration given								¥ 1,666,546	$ 272,396		¥ 2,527,095		$ 412,237
Total ordinary shares issued as committment for acquisition								46,500,000	46,500,000
Committed cash for acquisition								¥ 2,488,065	$ 406,673
Additional cash payments												¥ 75,015	$ 12,237
Ordinary shares [Member] | Anjuke Inc. ("Anjuke") [Member]
Class of Stock [Line Items]
Number of shares issued for acquisition																4,800,000	4,800,000
Total cash consideration given																¥ 985,427	$ 160,198
Ordinary shares [Member] | Tencent [Member]
Class of Stock [Line Items]
Issuance of shares														15,384,616	15,384,616
Issue price per share | $ / shares																							$ 26.00
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary share, shares authorized																				4,800,000,000		4,800,000,000
Ordinary share, par value per share | $ / shares																				$ 0.00001		$ 0.00001
Ordinary share, shares issued																				219,413,764		240,930,737
Class A Ordinary Shares [Member] | Follow on Offering [Member]
Class of Stock [Line Items]
Issuance of shares, value														¥ 2,452,080	$ 400,000
Class A Ordinary Shares [Member] | Tencent [Member]
Class of Stock [Line Items]
Issuance of shares					36,805,000
ADS [Member]
Class of Stock [Line Items]
Issuance of shares							12,650,000
Issue price per share | $ / shares						$ 38.00	$ 17.0
Share repurchase price per share | $ / shares					$ 40.00
ADS [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Shares issued by the selling shareholders						900,000
ADS [Member] | Follow On Offering Transaction One [Member]
Class of Stock [Line Items]
Shares issued by the selling shareholders						4,000,000
ADS [Member] | Follow on Offering [Member]
Class of Stock [Line Items]
Issuance of shares						2,000,000
ADS [Member] | Tencent [Member]
Class of Stock [Line Items]
Issue price per share | $ / shares					$ 40.00																		$ 52.00
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary share, shares authorized																				200,000,000		200,000,000
Ordinary share, par value per share | $ / shares																				$ 0.00001		$ 0.00001
Ordinary share, shares issued																				63,654,913		48,740,260